Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 9 – LEASES

The Company has one related party lease for the land where it operates with no option to renew, and the Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. After paid part of the 20-year lease payment, the Company secured the right to use of property, and the lessor, Wenzhou Ailefu Technology Co., Ltd (“Ailefu”), provided the leased assets as guarantee for the Company to apply bank loan, and the lease payment for the future 20 years have been prepaid. The Company sub-leases part of the property and uses rental income to cover part or all of the interest expense on the bank loan. The related bank loan is disclosed in Note 11 – Long-term Loan. Rental income from the sublease is disclosed in Note 17 – Rental Income, Net. Relation between the Company and Ailefu is disclosed in Note 20 – Related Party Transactions.

The ending balances of right of use assets, net of amortization were $7,665,013 and $8,849,073 as of December 31, 2022 and 2021, respectively.